STOCKHOLDERS' EQUITY - Changes in Stock Options (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Intrinsic value of stock options outstanding	$ 0
Options
Number of Options
Options outstanding, beginning	3,383,267
Granted	780,000
Cancelled	373,856
Forfeited		273,275
Options outstanding, ending	3,516,316	3,383,267
Options Exercisable	2,574,703
Options expected to vest	941,433
Weighted Average Exercise Price
Weighted average exercise price, beginning balance	$ 4.25
Granted	2.13
Cancelled	5.80
Forfeited		$ 5.24
Weighted average exercise price, ending balance	4.46	$ 4.25
Options Exercisable	4.67
Options expected to vest	3.65
Weighted average fair value of options granted during the period	$ 0.89
Weighted Average Remaining Life
Weighted Average Remaining Life	6 years 9 months 18 days	7 years 1 month 10 days
Weighted Average Remaining Life, Granted	9 years 5 months 9 days
Weighted Average Remaining Life, Options Exercisable	6 years 11 days
Weighted Average Remaining Life, Options expected to vest	8 years 10 months 24 days